Average Annual Total Returns - Class A C S I N R T Shares - Janus Henderson Forty Fund	Class A Return Before Taxes 1 Year		Class A Return Before Taxes 5 Years		Class A Return Before Taxes 10 Years		Class A Return Before Taxes Since Inception		Class A Return Before Taxes Inception Date		Class A Russell 1000® Growth Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class A Russell 1000® Growth Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class A Russell 1000® Growth Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class A Russell 1000® Growth Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class A S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class A S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class A S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class A S&P 500® Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class C Return Before Taxes 1 Year		Class C Return Before Taxes 5 Years		Class C Return Before Taxes 10 Years		Class C Return Before Taxes Since Inception		Class C Return Before Taxes Inception Date		Class C Russell 1000® Growth Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class C Russell 1000® Growth Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class C Russell 1000® Growth Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class C Russell 1000® Growth Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class C S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class C S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class C S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class C S&P 500® Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class S Return Before Taxes 1 Year	Class S Return Before Taxes 5 Years	Class S Return Before Taxes 10 Years	Class S Return Before Taxes Since Inception	Class S Return Before Taxes Inception Date	Class S Return After Taxes on Distributions 1 Year	Class S Return After Taxes on Distributions 5 Years	Class S Return After Taxes on Distributions 10 Years	Class S Return After Taxes on Distributions Since Inception	Class S Return After Taxes on Distributions Inception Date	Class S Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class S Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class S Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class S Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class S Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Class S Russell 1000® Growth Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class S Russell 1000® Growth Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class S Russell 1000® Growth Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class S Russell 1000® Growth Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class S S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class S S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class S S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class S S&P 500® Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes 10 Years	Class I Return Before Taxes Since Inception	Class I Return Before Taxes Inception Date	Class I Russell 1000® Growth Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class I Russell 1000® Growth Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class I Russell 1000® Growth Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class I Russell 1000® Growth Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class I S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class I S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class I S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class I S&P 500® Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class N Return Before Taxes 1 Year	Class N Return Before Taxes 5 Years	Class N Return Before Taxes 10 Years	Class N Return Before Taxes Since Inception	Class N Return Before Taxes Inception Date	Class N Russell 1000® Growth Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class N Russell 1000® Growth Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class N Russell 1000® Growth Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class N Russell 1000® Growth Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class N S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class N S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class N S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class N S&P 500® Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class R Return Before Taxes 1 Year	Class R Return Before Taxes 5 Years	Class R Return Before Taxes 10 Years	Class R Return Before Taxes Since Inception	Class R Return Before Taxes Inception Date	Class R Russell 1000® Growth Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class R Russell 1000® Growth Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class R Russell 1000® Growth Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class R Russell 1000® Growth Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class R S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class R S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class R S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class R S&P 500® Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class T Return Before Taxes 1 Year	Class T Return Before Taxes 5 Years	Class T Return Before Taxes 10 Years	Class T Return Before Taxes Since Inception	Class T Return Before Taxes Inception Date	Class T Russell 1000® Growth Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class T Russell 1000® Growth Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class T Russell 1000® Growth Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class T Russell 1000® Growth Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class T S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class T S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class T S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class T S&P 500® Index (reflects no deduction for expenses, fees, or taxes) Since Inception
Total	30.84%	[1]	18.95%	[1]	15.92%	[1]	12.55%	[1]	May 01, 1997	[1]	38.49%	21.00%	17.21%	9.50%	18.40%	15.22%	13.88%	8.79%	36.88%	[2]	19.63%	[2]	15.84%	[2]	12.13%	[2]	May 01, 1997	[2]	38.49%	21.00%	17.21%	9.50%	18.40%	15.22%	13.88%	8.79%	38.60%	20.22%	16.49%	12.71%	May 01, 1997	35.98%	17.78%	13.41%	11.36%	May 01, 1997	24.61%	15.75%	12.60%	10.79%	May 01, 1997	38.49%	21.00%	17.21%	9.50%	18.40%	15.22%	13.88%	8.79%	39.21%	20.74%	16.95%	13.02%	May 01, 1997	38.49%	21.00%	17.21%	9.50%	18.40%	15.22%	13.88%	8.79%	39.27%	20.81%	16.96%	12.90%	May 01, 1997	38.49%	21.00%	17.21%	9.50%	18.40%	15.22%	13.88%	8.79%	38.26%	19.92%	16.17%	12.44%	May 01, 1997	38.49%	21.00%	17.21%	9.50%	18.40%	15.22%	13.88%	8.79%	38.96%	20.53%	16.76%	12.84%	May 01, 1997	38.49%	21.00%	17.21%	9.50%	18.40%	15.22%	13.88%	8.79%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.